CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
		Total capital (*)
Consolidated company	Country	2019	2018	2017

Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary	Brazil	99.83	99.83	99.36
Gerdau Aços Longos S.A. and subsidiary (2)	Brazil	99.82	99.78	99.12
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	96.96	91.40	10.69
Aza Participaciones S.A.	Chile	—	—	100.00
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V. and subsidiaries (5)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (6)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Steel India Ltd.	India	—	—	98.90

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 98.07% in 2019, 98.60% in 2018 and 51.11% in 2017.

(1)	Subsidiaries: Gerdau Ameristeel US Inc., Chaparral Steel Company, GUSAP III LP.
(2)	Subsidiary: Gerdau Açominas Overseas Ltd., G2L Logistica Ltda.
(3)	Subsidiary: Gerdau MacSteel Inc.
(4)	Fixed-income investment fund managed by Bank JP Morgan S.A.
(5)	Subsidiary: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..
(6)	Subsidiary: Siderco S.A.

Schedule of interests in joint ventures

		Equity Interests
		Total capital(*)
Joint ventures	Country	2019	2018	2017
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	70.00	50.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	45.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.87	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	27.50	—

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

	Joint ventures
	2019	2018	2017
Net income (loss)	(21,548)	(16,403)	(91,553)
Total comprehensive income (loss)	(21,548)	(16,403)	(91,553)

Schedule of interests in associate companies

		Equity interests
		Total capital (*)
Associate companies	Country	2019	2018	2017
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V.	Mexico	—	49.00	49.00

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

	Associate Companies
	2019	2018	2017
Net income	31,249	31,806	26,099
Total comprehensive income	31,249	31,806	26,099